INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 10,330	$ 11,027
Accumulated amortization	9,862	10,146
Intangible assets, net	468	881
Know-how and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,078	3,291
Accumulated amortization	3,067	3,276
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,248	6,673
Accumulated amortization	5,811	5,859
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Cost	1,004	1,063
Accumulated amortization	$ 984	$ 1,011